Biological assets (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [text block]

	09/30/2025	12/31/2024
Opening balance	22,283,001	18,278,582
Additions	6,281,750	7,180,450
Additions of merged companies		366,785
Depletions	(3,936,128)	(4,831,916)
Transfers	15,233	102,790
Gain (loss) on fair value adjustments	(73,248)	1,431,530
Disposals	(23,383)	(130,922)
Write-offs	(101,764)	(114,298)
Closing balance	24,445,461	22,283,001